Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2010
Segments Tables Abstract
Revenue By Segment Table
	Total Revenue			Intersegment			External Revenue
	2010	2009	2008	2010	2009	2008	2010	2009	2008

	(in millions)
Revenue
Latin America - Generation	$4,281	$3,651	$4,468	$(1,017)	$(864)	$(991)	$3,264	$2,787	$3,477
Latin America - Utilities	7,222	6,092	5,907	-	-	-	7,222	6,092	5,907
North America - Generation	1,551	1,483	1,644	-	-	-	1,551	1,483	1,644
North America - Utilities	1,145	1,068	1,079	-	-	-	1,145	1,068	1,079
Europe - Generation	1,318	762	1,044	(2)	2	-	1,316	764	1,044
Asia - Generation	618	375	345	-	-	-	618	375	345
Corp/Other and eliminations	46	9	21	1,019	862	991	1,065	871	1,012
Total Revenue	$16,181	$13,440	$14,508	$-	$-	$-	$16,181	$13,440	$14,508

Adjusted Gross Margin by Segment Table
	Total Adjusted Gross Margin			Intersegment			External Adjusted Gross Margin
	2010	2009	2008	2010	2009	2008	2010	2009	2008

	(in millions)
Adjusted Gross Margin
Latin America - Generation	$1,698	$1,528	$1,557	$(1,010)	$(852)	$(978)	$688	$676	$579
Latin America - Utilities	1,320	1,130	1,102	1,018	865	991	2,338	1,995	2,093
North America - Generation	555	558	640	2	(3)	17	557	555	657
North America - Utilities	407	401	419	2	2	2	409	403	421
Europe - Generation	395	273	305	3	4	2	398	277	307
Asia - Generation	255	111	(11)	2	4	4	257	115	(7)
Corp/Other and eliminations	62	2	(65)	(17)	(20)	(38)	45	(18)	(103)
Reconciliation to Income from Continuing Operations before Taxes
Depreciation and amortization							(1,096)	(936)	(899)
Interest expense							(1,506)	(1,462)	(1,746)
Interest income							410	346	515
Other expense							(238)	(106)	(161)
Other income							104	460	372
Gain on sale of investments							-	131	909
Loss on sale of subsidiary stock							-	-	(31)
Goodwill impairment							(21)	(122)	-
Asset impairment expense							(391)	(20)	(175)
Foreign currency transaction gains (losses) on net monetary position							(33)	34	(183)
Other non-operating expense							(7)	(12)	(15)
Income from continuing operations before taxes and equity in earnings of affiliates							$1,914	$2,316	$2,533

Assets / Depreciation And Amortization / Capital Expenditures By Segment
	Total Assets			Depreciation and Amortization			Capital Expenditures
	2010	2009	2008	2010	2009	2008	2010	2009	2008

	(in millions)

Latin America - Generation	$10,373	$9,802	$8,217	$215	$183	$168	$641	$951	$886
Latin America - Utilities	10,081	9,233	7,124	254	220	221	649	413	437
North America - Generation	4,681	5,081	5,196	168	167	162	71	64	64
North America - Utilities	3,139	3,035	3,092	161	157	152	177	116	117
Europe - Generation	4,178	3,154	2,836	114	53	45	233	212	531
Asia - Generation	1,762	1,594	1,588	33	32	23	10	22	32
Discontinued businesses	258	2,371	2,684	49	88	92	16	38	86
Corp/Other and eliminations	6,039	5,265	4,069	184	149	138	536	722	744
Total	$40,511	$39,535	$34,806	$1,178	$1,049	$1,001	$2,333	$2,538	$2,897

Investments In And Advances To Affiliates / Equity In Earnings By Segment
	Investment in and
	Advances to Affiliates			Equity in Earnings (Loss)
	2010	2009	2008	2010	2009	2008

	(in millions)

Latin America - Generation	$150	$129	$81	$48	$30	$9
Latin America - Utilities	-	-	-	-	-	-
North America - Generation	-	3	2	(2)	(2)	(2)
North America - Utilities	-	-	1	-	-	-
Europe - Generation	353	308	232	19	50	28
Asia - Generation	409	390	371	3	28	12
Discontinued businesses	-	-	-	-	-	-
Corp/Other and eliminations	408	327	214	115	(14)	(14)
Total	$1,320	$1,157	$901	$183	$92	$33

Revenue And PP&E By Country
	Revenue			Property, Plant & Equipment, net
	2010	2009	2008	2010	2009

	(in millions)
United States(1)	$2,193	$2,089	$2,155	$6,165	$6,323
Non-U.S.:
Brazil	6,473	5,394	5,501	6,413	5,799
Chile	1,355	1,239	1,349	2,560	2,321
Argentina	887	684	949	459	448
El Salvador	648	619	484	261	254
Dominican Republic	535	429	601	625	634
Philippines(2)	501	250	148	784	765
Cameroon	422	370	379	823	742
Spain(3)	411	-	-	667	-
Mexico	409	329	463	786	802
Colombia	393	347	291	387	390
United Kingdom	385	241	342	527	433
Ukraine	356	286	403	86	80
Hungary(4)	252	259	367	73	182
Puerto Rico	253	267	251	596	609
Panama	194	168	210	921	834
Kazakhstan	138	123	234	63	48
Jordan	120	104	47	224	231
Sri Lanka	100	109	184	69	74
Bulgaria(5)	44	-	-	1,825	1,835
Qatar(6)	-	-	-	-	-
Pakistan(7)	-	-	-	-	-
Oman(8)	-	-	-	-	-
Other Non-U.S.	112	133	150	298	285
Total Non-U.S.	13,988	11,351	12,353	18,447	16,766
Total	$16,181	$13,440	$14,508	$24,612	$23,089